UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

SEMI-ANNUAL REPORT

APRIL 30, 2022

361 Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	22
Statement of Cash Flows	26
Financial Highlights	28
Notes to Financial Statements	36
Supplemental Information	49
Expense Examples	50

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361Capital.com

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.0%
	BASIC MATERIALS — 1.8%
24	Celanese Corp.[1]	$3,526
127	CF Industries Holdings, Inc.[1]	12,297
207	Mosaic Co.[1]	12,921
137	NewMarket Corp.[1]	44,472
115	Newmont Corp.[1]	8,378
333	Royal Gold, Inc.[1]	43,450
		125,044
	COMMUNICATIONS — 9.6%
2,514	A10 Networks, Inc.[1]	35,900
57	Alphabet, Inc. - Class A*[1]	130,085
53	Alphabet, Inc. - Class C*[1]	121,864
52	Amazon.com, Inc.*[1]	129,253
452	Comcast Corp. - Class A1	17,971
7,024	CommScope Holding Co., Inc.*[1]	42,355
2,661	Interpublic Group of Cos., Inc.[1]	86,802
1,069	Omnicom Group, Inc.[1]	81,383
899	Verizon Communications, Inc.[1]	41,624
		687,237
	CONSUMER, CYCLICAL — 9.3%
588	Alaska Air Group, Inc.*[1]	31,981
842	Allison Transmission Holdings, Inc.[1]	31,525
1,192	American Airlines Group, Inc.*[1]	22,374
10	AutoZone, Inc.*[1]	19,555
296	Biglari Holdings, Inc.*[1]	40,372
348	BlueLinx Holdings, Inc.*[1]	23,201
403	Casey's General Stores, Inc.[1]	81,124
68	Costco Wholesale Corp.[1]	36,157
639	Dolby Laboratories, Inc. - Class A1	49,503
480	Ford Motor Co.[1]	6,797
1,745	General Motors Co.*[1]	66,153
403	Hyatt Hotels Corp., Class A*[1]	38,269
1,129	Mattel, Inc.*[1]	27,446
2,249	ONE Group Hospitality, Inc.*[1]	20,938
27	O'Reilly Automotive, Inc.*[1]	16,377
760	Six Flags Entertainment Corp.*[1]	29,085
277	Starbucks Corp.[1]	20,675
58	Tesla, Inc.*[1]	50,504
40	Ulta Beauty, Inc.*[1]	15,872
88	Walgreens Boots Alliance, Inc.[1]	3,731
80	Walmart, Inc.[1]	12,239

1

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
1,203	Wendy's Co.[1]	$23,771
		667,649
	CONSUMER, NON-CYCLICAL — 28.8%
5,610	Acacia Research Corp.*[1]	26,311
1,955	AdaptHealth Corp.*[1]	24,750
105	Altria Group, Inc.[1]	5,835
11	Anthem, Inc.[1]	5,521
50	Baxter International, Inc.[1]	3,553
819	BioMarin Pharmaceutical, Inc.*[1]	66,626
43	Bio-Rad Laboratories, Inc. - Class A*[1]	22,019
151	Bio-Techne Corp.[1]	57,333
634	Bruker Corp.[1]	36,449
670	Catalyst Pharmaceuticals, Inc.*[1]	5,105
133	Charles River Laboratories International, Inc.*[1]	32,121
457	Church & Dwight Co., Inc.[1]	44,585
239	Cigna Corp.[1]	58,980
23	Clorox Co.[1]	3,300
2,080	Coca-Cola Co.[1]	134,389
320	Community Health Systems, Inc.*[1]	2,454
154	Cooper Cos., Inc.[1]	55,600
51	Eli Lilly & Co.[1]	14,899
10	Estee Lauder Cos., Inc. - Class A1	2,641
3,494	Exelixis, Inc.*[1]	78,056
238	Gartner, Inc.*[1]	69,151
6,061	Harvard Bioscience, Inc.*[1]	31,638
32	Horizon Therapeutics PLC*[1,2]	3,154
151	Humana, Inc.[1]	67,129
471	Ingredion, Inc.[1]	40,087
1,305	Inotiv, Inc.*[1]	18,596
105	Johnson & Johnson[1]	18,948
1,633	Kroger Co.[1]	88,117
830	Lamb Weston Holdings, Inc.[1]	54,863
967	ManpowerGroup, Inc.[1]	87,223
194	Maravai LifeSciences Holdings, Inc. - Class A*[1]	5,962
345	Masimo Corp.*[1]	38,975
167	Moderna, Inc.*[1]	22,446
273	Molina Healthcare, Inc.*[1]	85,572
94	Monster Beverage Corp.*[1]	8,054
1,872	Organogenesis Holdings, Inc.*[1]	12,056
3,003	Organon & Co.[1]	97,087
1,878	Pfizer, Inc.[1]	92,153
1,997	Pilgrim's Pride Corp.*[1]	56,615

2

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,012	Premier, Inc. - Class A1	$36,645
475	Procter & Gamble Co.[1]	76,261
10	S&P Global, Inc.[1]	3,765
807	Service Corp. International[1]	52,947
10	Teleflex, Inc.[1]	2,856
738	Tyson Foods, Inc. - Class A1	68,752
1,506	Vector Group Ltd.[1]	19,156
9,258	Viatris, Inc.[1]	95,635
50	West Pharmaceutical Services, Inc.[1]	15,753
4,038	Whole Earth Brands, Inc.*[1]	27,903
2,065	XBiotech, Inc.[1,2]	16,024
394	Zoetis, Inc.[1]	69,836
		2,063,886
	ENERGY — 5.4%
621	APA Corp.[1]	25,418
86	California Resources Corp.[1]	3,458
521	ConocoPhillips[1]	49,766
26	Diamondback Energy, Inc.[1]	3,282
1,519	Exxon Mobil Corp.[1]	129,495
1,399	Marathon Oil Corp.[1]	34,863
196	Marathon Petroleum Corp.[1]	17,103
5,490	Newpark Resources, Inc.*[1]	19,160
274	Phillips 66[1]	23,772
355	SM Energy Co.[1]	12,613
471	Targa Resources Corp.[1]	34,576
1,006	Warrior Met Coal, Inc.[1]	34,274
		387,780
	FINANCIAL — 8.4%
450	AGNC Investment Corp. - REIT[1]	4,941
39	Allstate Corp.[1]	4,935
69	Apartment Income REIT Corp.[1]	3,393
2,041	Axis Capital Holdings, Ltd.[1,2]	117,011
336	Bread Financial Holdings, Inc.[1]	18,413
120	Capital One Financial Corp.[1]	14,954
335	Cboe Global Markets, Inc.[1]	37,848
1,780	City Office REIT, Inc. - REIT[1]	26,415
377	Comerica, Inc.[1]	30,876
55	Everest Re Group Ltd.[1,2]	15,109
96	Hanover Insurance Group, Inc.[1]	14,095
362	Intercontinental Exchange, Inc.[1]	41,923
262	Jones Lang LaSalle, Inc.*[1]	57,307

3

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
362	Life Storage, Inc. - REIT[1]	$47,961
1,507	Old Republic International Corp.[1]	33,169
74	OneMain Holdings, Inc.[1]	3,399
333	Realty Income Corp. - REIT[1]	23,097
14,735	Retail Value, Inc. - REIT[1]	46,268
637	Virtu Financial, Inc. - Class A1	18,397
746	Zions Bancorporation, N.A.[1]	42,157
		601,668
	INDUSTRIAL — 9.7%
20	Agilent Technologies, Inc.[1]	2,385
326	Amphenol Corp. - Class A1	23,309
847	Arrow Electronics, Inc.*[1]	99,828
1,026	Avnet, Inc.[1]	44,795
432	Berry Global Group, Inc.*[1]	24,343
489	Centrus Energy Corp. - Class A*[1]	13,575
228	Dover Corp.[1]	30,393
411	Emerson Electric Co.[1]	37,064
462	Expeditors International of Washington, Inc.[1]	45,770
298	General Dynamics Corp.[1]	70,486
337	Huntington Ingalls Industries, Inc.[1]	71,693
137	Jabil, Inc.[1]	7,909
6	Mettler-Toledo International, Inc.*[1]	7,665
296	National Instruments Corp.[1]	10,698
8	Northrop Grumman Corp.[1]	3,515
1,819	Ranpak Holdings Corp.*[1]	27,431
324	Spirit AeroSystems Holdings, Inc. - Class A1	13,621
37	TD SYNNEX Corp.[1]	3,703
3,294	Vontier Corp.[1]	84,392
234	Waters Corp.*[1]	70,907
		693,482
	TECHNOLOGY — 13.3%
1,087	Apple, Inc.[1]	171,366
1,345	Black Knight, Inc.*[1]	88,488
222	Cadence Design Systems, Inc.*[1]	33,489
24	Concentrix Corp.[1]	3,779
167	Fortinet, Inc.*[1]	48,265
275	Globant S.A.*[1,2]	59,397
665	Hewlett Packard Enterprise Co.[1]	10,248
179	Intuit, Inc.[1]	74,956
1,206	Kyndryl Holdings, Inc.*[1]	14,339
49	Micron Technology, Inc.[1]	3,341

4

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
678	Microsoft Corp.[1]	$188,159
47	NetApp, Inc.[1]	3,443
116	NVIDIA Corp.[1]	21,514
1,258	Oracle Corp.[1]	92,337
1,261	SS&C Technologies Holdings, Inc.[1]	81,536
174	Synopsys, Inc.*[1]	49,901
33	Zoom Video Communications, Inc. - Class A*[1]	3,286
		947,844
	UTILITIES — 7.7%
595	American Electric Power Co., Inc.[1]	58,970
1,133	Atmos Energy Corp.[1]	128,482
58	CMS Energy Corp.[1]	3,984
188	Consolidated Edison, Inc.[1]	17,435
415	Dominion Energy, Inc.[1]	33,881
545	Evergy, Inc.[1]	36,978
1,561	NextEra Energy, Inc.[1]	110,862
439	NiSource, Inc.[1]	12,784
4,043	Vistra Corp.[1]	101,156
441	WEC Energy Group, Inc.[1]	44,122
		548,654
	TOTAL COMMON STOCKS (Cost $7,012,818)	6,723,244

Principal Amount
	SHORT-TERM INVESTMENTS — 15.4%
$1,103,784	UMB Bank Demand Deposit, 0.01%[3]	1,103,784
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,103,784)	1,103,784

	TOTAL INVESTMENTS — 109.4% (Cost $8,116,602)	7,827,028
	Liabilities in Excess of Other Assets — (9.4)%	(670,037)
	TOTAL NET ASSETS — 100.0%	$7,156,991

Number of Shares
SECURITIES SOLD SHORT — (26.1)%
COMMON STOCKS — (26.1)%
BASIC MATERIALS — (0.2)%
(2,225)	Energy Fuels, Inc.*[2]	(16,710)

5

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS — (3.5)%
(2,188)	1stdibs.com, Inc.*	$(16,541)
(2,120)	EverQuote, Inc.*	(29,426)
(7,223)	Limelight Networks, Inc.*	(25,786)
(801)	Lyft, Inc. - Class A*	(26,113)
(93)	Paramount Global - Class A	(2,934)
(100)	Paramount Global - Class B	(2,912)
(1,110)	TripAdvisor, Inc.*	(28,494)
(266)	Ubiquiti, Inc.	(75,079)
(2,191)	Vimeo, Inc.*	(22,326)
(259)	Wayfair, Inc. - Class A*	(19,927)
		(249,538)
	CONSUMER, CYCLICAL — (3.2)%
(982)	Bally's Corp.*	(29,303)
(300)	Carvana Co.*	(17,388)
(2,486)	F45 Training Holdings, Inc.*	(21,852)
(277)	Freshpet, Inc.*	(25,858)
(436)	NeoGames S.A.*[2]	(5,698)
(1,783)	Penn National Gaming, Inc.*	(65,204)
(1,516)	Purple Innovation, Inc.*	(6,246)
(2,922)	QuantumScape Corp.*	(43,655)
(872)	TuSimple Holdings, Inc. - Class A*	(9,042)
(334)	Virgin Galactic Holdings, Inc.*	(2,502)
		(226,748)
	CONSUMER, NON-CYCLICAL — (6.7)%
(1,410)	agilon health, Inc.*	(25,056)
(4,430)	Allovir, Inc.*	(20,157)
(137)	Alnylam Pharmaceuticals, Inc.*	(18,280)
(600)	Beyondspring, Inc.*[2]	(912)
(2,342)	Certara, Inc.*	(42,976)
(847)	Chegg, Inc.*	(20,955)
(1,726)	Embecta Corp.*	(52,522)
(910)	IGM Biosciences, Inc.*	(15,233)
(3,237)	ImmunityBio, Inc.*	(11,750)
(1,682)	Iovance Biotherapeutics, Inc.*	(25,482)
(3,741)	Legalzoom.com, Inc.*	(53,683)
(37)	Mirati Therapeutics, Inc.*	(2,286)
(330)	MoneyGram International, Inc.*	(3,343)
(729)	Natera, Inc.*	(25,603)
(178)	Novavax, Inc.*	(8,022)
(289)	Novocure Ltd.*[2]	(22,132)

6

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,801)	Pulse Biosciences, Inc.*	$(4,503)
(851)	Reata Pharmaceuticals, Inc. - Class A*	(21,598)
(1,725)	Sabre Corp.*	(18,061)
(1,942)	Scholar Rock Holding Corp.*	(13,730)
(3,919)	Sorrento Therapeutics, Inc.*	(5,918)
(286)	TG Therapeutics, Inc.*	(1,985)
(506)	Ultragenyx Pharmaceutical, Inc.*	(35,769)
(2,569)	Verrica Pharmaceuticals, Inc.*	(16,878)
(4,333)	Viracta Therapeutics, Inc.*	(11,049)
		(477,883)
	ENERGY — (2.6)%
(396)	First Solar, Inc.*	(28,920)
(3,574)	Fluence Energy, Inc.*	(32,774)
(3,916)	FuelCell Energy, Inc.*	(15,977)
(1,330)	Golar LNG Ltd.*[2]	(29,686)
(1,573)	Plug Power, Inc.*	(33,064)
(2,142)	Sunrun, Inc.*	(42,797)
(3)	Texas Pacific Land Corp.	(4,100)
		(187,318)
	FINANCIAL — (1.8)%
(125)	Lemonade, Inc.*	(2,608)
(5,379)	Orion Office REIT, Inc. - REIT	(72,186)
(6,027)	Rocket Cos., Inc. - Class A	(53,339)
(24)	Upstart Holdings, Inc.*	(1,800)
		(129,933)
	INDUSTRIAL — (3.4)%
(667)	Axon Enterprise, Inc.*	(74,837)
(3,765)	ChargePoint Holdings, Inc.*	(48,719)
(893)	Hyster-Yale Materials Handling, Inc.	(27,433)
(873)	Mercury Systems, Inc.*	(48,705)
(361)	Trex Co., Inc.*	(21,007)
(675)	Xometry, Inc. - Class A*	(22,153)
		(242,854)
	TECHNOLOGY — (4.7)%
(2,115)	Allegro MicroSystems, Inc.*	(51,416)
(823)	Atomera, Inc.*	(8,600)
(4,021)	AXT, Inc.*	(23,724)
(1,058)	Azenta, Inc.	(79,308)
(539)	C3.ai, Inc. - Class A*	(9,158)
(3,002)	Forian, Inc.*	(10,207)

7

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(862)	GlobalFoundries, Inc.*[2]	$(45,074)
(4,870)	Inseego Corp.*	(13,879)
(309)	Lumentum Holdings, Inc.*	(25,094)
(6,183)	Ouster, Inc.*	(20,466)
(2,908)	Palantir Technologies, Inc. - Class A*	(30,243)
(1,970)	Skillz, Inc.*	(4,038)
(2,808)	Vuzix Corp.*	(14,517)
		(335,724)
	TOTAL COMMON STOCKS
	(Proceeds $2,531,276)	(1,866,708)
	RIGHTS — 0.0%
	CONSUMER, NON-CYCLICAL — 0.0%
(1,801)	Pulse Biosciences, Inc., Expiration Date: May 23, 2022*[4]	—
	TOTAL RIGHTS
	(Proceeds $0)	—
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,531,276)	$(1,866,708)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,585,690, which represents 92.02% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

8

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	28.8%
Technology	13.3%
Industrial	9.7%
Communications	9.6%
Consumer, Cyclical	9.3%
Financial	8.4%
Utilities	7.7%
Energy	5.4%
Basic Materials	1.8%
Total Common Stocks	94.0%
Short-Term Investments	15.4%
Total Investments	109.4%
Liabilities in Excess of Other Assets	(9.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

9

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.9%
	BASIC MATERIALS — 8.7%
1,689	Anglo American PLC	$74,804
3,901	ArcelorMittal S.A.	113,746
138,602	BlueScope Steel Ltd.	1,970,346
45,976	CF Industries Holdings, Inc.[1]	4,451,856
1,018,011	Glencore PLC*	6,272,294
75,223	ICL Group Ltd.	815,740
45,115	K+S A.G.*	1,515,343
50,513	Mosaic Co.[1]	3,153,022
166,196	Norsk Hydro A.S.A.	1,395,627
49,664	Nucor Corp.[1]	7,686,994
100,200	Nutrien Ltd.	9,846,072
58,358	Rio Tinto Ltd.	4,616,438
13,519	Solvay S.A.	1,271,305
2,803,340	South32 Ltd.	9,336,214
38,147	Steel Dynamics, Inc.[1]	3,271,105
13,600	Teck Resources Ltd.	536,505
15,255	Yara International A.S.A.	775,686
		57,103,097
	COMMUNICATIONS — 8.2%
4,171	Alphabet, Inc. - Class A*[1]	9,519,014
4,114	Alphabet, Inc. - Class C*[1]	9,459,444
1,224	Amazon.com, Inc.*[1]	3,042,411
103,500	Dentsu Group, Inc.	3,730,312
88,012	eBay, Inc.[1]	4,569,583
131,882	Interpublic Group of Cos., Inc.[1]	4,301,991
128,852	Liberty Global PLC*[1,2]	3,053,792
720,386	Lumen Technologies, Inc.[1]	7,247,083
4,774	NortonLifeLock, Inc.[1]	119,541
9,188	Palo Alto Networks, Inc.*[1]	5,157,041
21,757	VeriSign, Inc.*[1]	3,887,758
		54,087,970
	CONSUMER, CYCLICAL — 9.0%
54,400	Alimentation Couche-Tard, Inc.	2,421,683
57,552	A-Mark Precious Metals, Inc.[1]	4,535,098
3,010	AutoZone, Inc.*[1]	5,885,965
8,610	Bayerische Motoren Werke A.G.	634,295
224,300	City Developments Ltd.	1,375,155
3,814	Costco Wholesale Corp.[1]	2,027,980
22,451	Domino's Pizza, Inc.[1]	7,588,438
27,100	Gildan Activewear, Inc.	918,240
10,051	Lennar Corp. - Class A1	768,801

10

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
861,700	Marubeni Corp.	$9,405,992
41,500	Mitsubishi Corp.	1,393,384
174,600	Mitsui & Co., Ltd.	4,228,080
39,944	Pandora A/S	3,507,341
89,840	PulteGroup, Inc.[1]	3,751,718
501,500	Sumitomo Corp.	7,935,556
1,430	Tesla, Inc.*[1]	1,245,187
27,460	Walgreens Boots Alliance, Inc.[1]	1,164,304
3,551	Yum! Brands, Inc.[1]	415,503
		59,202,720
	CONSUMER, NON-CYCLICAL — 33.2%
65,694	AbbVie, Inc.[1]	9,649,135
34,443	AMN Healthcare Services, Inc.*[1]	3,366,803
64,042	Amphastar Pharmaceuticals, Inc.*[1]	2,271,570
87,760	Archer-Daniels-Midland Co.[1]	7,859,786
161,791	Bristol-Myers Squibb Co.[1]	12,178,009
1,759	British American Tobacco PLC	73,720
57,989	Bunge Ltd.[1,2]	6,559,716
21,693	Carlsberg A/S - Class B	2,755,732
93,589	Carrefour S.A.	1,984,819
392,113	Catalyst Pharmaceuticals, Inc.*[1]	2,987,901
79	Chocoladefabriken Lindt & Spruengli A.G.	885,939
23,881	Church & Dwight Co., Inc.[1]	2,329,830
30,838	Coca-Cola Co.[1]	1,992,443
3,331	Coca-Cola Consolidated, Inc.[1]	1,470,636
107,214	Coca-Cola Europacific Partners PLC[1,2]	5,355,339
25,765	Colgate-Palmolive Co.[1]	1,985,193
6,326	Conagra Brands, Inc.[1]	220,967
150,340	Cross Country Healthcare, Inc.*[1]	2,817,372
14,783	CVS Health Corp.[1]	1,421,090
5,273	Eli Lilly & Co.[1]	1,540,401
12,192	Gartner, Inc.*[1]	3,542,386
19,407	General Mills, Inc.[1]	1,372,657
24,500	George Weston Ltd.	3,047,863
27,194	Getinge A.B. - B Shares	786,658
186,798	Gilead Sciences, Inc.[1]	11,084,593
21,482	Hershey Co.[1]	4,849,991
140,623	Hikma Pharmaceuticals PLC	3,303,129
136,075	Imperial Brands PLC	2,832,338
167,716	Innoviva, Inc.*[1]	2,861,235
67,461	iTeos Therapeutics, Inc.*[1]	1,800,534
514,977	J Sainsbury PLC	1,502,518

11

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
195,937	Jeronimo Martins SGPS S.A.	$4,078,793
16,226	JM Smucker Co.[1]	2,221,826
11,749	Kimberly-Clark Corp.[1]	1,631,114
6,516	Koninklijke Ahold Delhaize N.V.	192,198
134,956	Kroger Co.[1]	7,282,226
13,200	Loblaw Cos. Ltd.	1,207,389
46,042	Maravai LifeSciences Holdings, Inc. - Class A*[1]	1,414,871
79,418	Merck & Co., Inc.[1]	7,043,582
17,233	Moderna, Inc.*[1]	2,316,288
26,215	Molina Healthcare, Inc.*[1]	8,217,092
17,971	Molson Coors Beverage Co., Class B1	972,950
67,524	Novartis A.G.	5,966,746
63,091	Novo Nordisk A/S - Class B	7,206,651
55,300	Persol Holdings Co., Ltd.	1,097,132
253,675	Pfizer, Inc.[1]	12,447,832
2,081	Philip Morris International, Inc.[1]	208,100
25,259	Procter & Gamble Co.[1]	4,055,332
375	Regeneron Pharmaceuticals, Inc.*[1]	247,166
82,198	Robert Half International, Inc.[1]	8,080,885
3,855	Roche Holding A.G.	1,548,649
1,229	S&P Global, Inc.[1]	462,719
436,252	Tesco PLC	1,482,039
129,330	Tyson Foods, Inc. - Class A1	12,048,383
850,712	Viatris, Inc.[1]	8,787,855
78,071	Vir Biotechnology, Inc.*[1]	1,588,745
10,621,000	WH Group Ltd.[3]	7,334,811
332,605	Zynex, Inc.[1]	2,118,694
		217,950,371
	ENERGY — 9.5%
19,921	Alpha Metallurgical Resources, Inc.*[1]	3,082,576
244,212	BP PLC	1,178,961
34,000	Canadian Natural Resources Ltd.	2,104,258
4,401	ConocoPhillips[1]	420,384
53,134	Devon Energy Corp.[1]	3,090,805
16,197	Diamondback Energy, Inc.[1]	2,044,547
110,402	Eni S.p.A.	1,543,310
37,497	EOG Resources, Inc.[1]	4,378,150
252,115	Equinor A.S.A.	8,521,336
49,264	Exxon Mobil Corp.[1]	4,199,756
125,300	Imperial Oil Ltd.	6,308,402
709,400	Inpex Corp.	8,440,564
55,269	Occidental Petroleum Corp.[1]	3,044,769

12

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
16,741	Raspadskaya OJSC[4]	$—
286,236	Repsol S.A.	4,270,077
135,200	Tourmaline Oil Corp.	6,962,584
80,092	Warrior Met Coal, Inc.[1]	2,728,734
		62,319,213
	FINANCIAL — 5.9%
19,253	Aegon N.V.	99,822
1,547,167	Banco Santander S.A.	4,521,371
6,194	CBRE Group, Inc. - Class A*[1]	514,350
58,267	Deutsche Bank AG*	582,639
9,090	Everest Re Group Ltd.[1,2]	2,497,114
22,233	Extra Space Storage, Inc. - REIT[1]	4,224,270
105,112	Franklin Resources, Inc.[1]	2,584,704
25,899	Investor A.B. - A Shares	540,937
62,448	Iron Mountain, Inc. - REIT[1]	3,355,331
2,147,651	NatWest Group PLC	5,761,365
448,000	New World Development Co., Ltd.	1,713,504
173,300	RioCan Real Estate Investment Trust - REIT	3,237,487
60,920	Segro PLC	1,019,876
6,308	Societe Generale S.A.	151,609
4,759,884	Vicinity Centres - REIT	6,210,752
16,963	Wendel S.A.	1,690,117
		38,705,248
	INDUSTRIAL — 7.1%
38,037	ABB, Ltd.	1,141,126
139,200	AGC, Inc.	5,218,527
76,092	Arrow Electronics, Inc.*[1]	8,968,203
5,159	C.H. Robinson Worldwide, Inc.[1]	547,628
48,819	Centrus Energy Corp. - Class A*[1]	1,355,215
111,033	Expeditors International of Washington, Inc.[1]	11,000,039
104,568	Knight-Swift Transportation Holdings, Inc.[1]	5,007,762
3,324	Lockheed Martin Corp.[1]	1,436,367
2,300	NIPPON EXPRESS HOLDINGS, Inc.	134,851
38,900	Nippon Yusen KK	2,806,401
7,697	Northrop Grumman Corp.[1]	3,382,062
86,261	Ryerson Holding Corp.[1]	3,175,267
44,320	ZIM Integrated Shipping Services Ltd.[1,2]	2,465,522
		46,638,970
	TECHNOLOGY — 8.3%
7,013	Advanced Micro Devices, Inc.*[1]	599,752
69,388	Alpha & Omega Semiconductor Ltd.*[1,2]	2,976,745

13

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
71,924	Apple, Inc.[1]	$11,338,819
83,752	Avid Technology, Inc.*[1]	2,655,776
184,908	Dropbox, Inc. - Class A*[1]	4,021,749
15,252	Fortinet, Inc.*[1]	4,407,980
360,033	Hewlett Packard Enterprise Co.[1]	5,548,108
61,884	HP, Inc.[1]	2,266,811
45,506	Microsoft Corp.[1]	12,628,825
6,781	NVIDIA Corp.[1]	1,257,672
44,526	Sage Group PLC	408,578
58,554	Seagate Technology Holdings PLC[1,2]	4,803,770
18,468	SS&C Technologies Holdings, Inc.[1]	1,194,141
1,754	Zoom Video Communications, Inc. - Class A*[1]	174,646
		54,283,372
	UTILITIES — 4.0%
205,595	Electricite de France S.A.	1,869,095
602,264	Engie S.A.	7,107,084
7,877	FirstEnergy Corp.[1]	341,153
315,462	Fortum Oyj	5,244,909
104,045	NiSource, Inc.[1]	3,029,790
215,649	Uniper S.E.	5,543,242
5,101	Veolia Environnement S.A.	148,832
133,521	Vistra Corp.[1]	3,340,695
		26,624,800
	TOTAL COMMON STOCKS
	(Cost $636,034,730)	616,915,761

Principal Amount
	SHORT-TERM INVESTMENTS — 9.6%
$62,727,234	UMB Bank Demand Deposit, 0.01%[5]	62,727,234
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,727,234)	62,727,234

	TOTAL INVESTMENTS — 103.5%
	(Cost $698,761,964)	679,642,995
	Liabilities in Excess of Other Assets — (3.5)%	(23,001,525)
	TOTAL NET ASSETS — 100.0%	$656,641,470

14

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (23.8)%
	COMMON STOCKS — (23.8)%
	BASIC MATERIALS — (0.5)%
(478,200)	Amyris, Inc.*	$(1,640,226)
(2,126,633)	De Grey Mining Ltd.*	(1,789,299)
		(3,429,525)
	COMMUNICATIONS — (3.1)%
(10,221)	Adevinta A.S.A.*	(78,961)
(57,157)	Delivery Hero S.E.*[3]	(2,009,262)
(431,200)	Grab Holdings Ltd. - Class A*[2]	(1,272,040)
(32,500)	Just Eat Takeaway.com N.V.*[3]	(882,794)
(69,792)	Lyft, Inc. - Class A*	(2,275,219)
(20,376)	Okta, Inc.*	(2,431,061)
(23,851)	Roku, Inc.*	(2,215,758)
(51,730)	Schibsted A.S.A. - B Shares	(1,001,023)
(147,563)	Schibsted A.S.A. - Class A	(3,075,032)
(113,692)	Vimeo, Inc.*	(1,158,522)
(47,549)	Wayfair, Inc. - Class A*	(3,658,420)
		(20,058,092)
	CONSUMER, CYCLICAL — (4.3)%
(78,892)	Bally's Corp.*	(2,354,137)
(984,264)	Betmakers Technology Group Ltd.*	(393,135)
(41,528)	Carvana Co.*	(2,406,963)
(326,702)	Clean Energy Fuels Corp.*	(1,914,474)
(8,000)	Fast Retailing Co., Ltd.	(3,683,249)
(4,889)	iRobot Corp.*	(247,628)
(95,667)	Las Vegas Sands Corp.*	(3,389,482)
(113,317)	Luminar Technologies, Inc.*	(1,401,731)
(39,900)	Oriental Land Co., Ltd.	(6,035,680)
(618,843)	PointsBet Holdings Ltd.*	(1,261,123)
(58,353)	Rivian Automotive, Inc. - Class A*	(1,764,595)
(140,422)	TuSimple Holdings, Inc. - Class A*	(1,456,176)
(26,666)	Wynn Resorts Ltd.*	(1,879,420)
		(28,187,793)
	CONSUMER, NON-CYCLICAL — (6.3)%
(52,205)	10X Genomics, Inc. - Class A*	(2,493,311)
(40,512)	Affirm Holdings, Inc.*	(1,162,694)
(28,505)	Alnylam Pharmaceuticals, Inc.*	(3,803,422)
(51,059)	Amadeus IT Group S.A.*	(3,199,545)
(15,943)	Argenx S.E.*	(4,593,374)
(620,300)	Canopy Growth Corp.*	(3,577,818)
(82,971)	Exact Sciences Corp.*	(4,567,554)
(34,749)	Novocure Ltd.*[2]	(2,661,078)

15

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(488,876)	Ocado Group PLC*	$(5,590,816)
(109,090)	Phathom Pharmaceuticals, Inc.*	(1,411,625)
(35,136)	Seagen, Inc.*	(4,603,167)
(3,300)	Taisho Pharmaceutical Holdings Co., Ltd.	(129,980)
(171,385)	TG Therapeutics, Inc.*	(1,189,412)
(63,550)	Worldline S.A.*[3]	(2,500,353)
		(41,484,149)
	ENERGY — (3.4)%
(448,700)	Ballard Power Systems, Inc.*	(3,726,651)
(61,260)	Ceres Power Holdings PLC*	(558,943)
(72,100)	Enbridge, Inc.	(3,146,202)
(373,102)	FuelCell Energy, Inc.*	(1,522,256)
(443,084)	Gevo, Inc.*	(1,643,842)
(571,569)	ITM Power PLC*	(2,354,623)
(162,154)	Plug Power, Inc.*	(3,408,477)
(137,884)	SunPower Corp.*	(2,276,465)
(149,955)	Sunrun, Inc.*	(2,996,101)
(31,764)	Vestas Wind Systems A/S	(810,014)
		(22,443,574)
	FINANCIAL — (1.9)%
(1)	Jackson Financial, Inc. - Class A	(35)
(74,338)	Lemonade, Inc.*	(1,550,691)
(178,743)	Redfin Corp.*	(1,992,984)
(259,383)	SoFi Technologies, Inc.*	(1,587,424)
(113,824)	Tryg A/S	(2,706,408)
(924,488)	Tyro Payments Ltd.*	(790,188)
(194,287)	Washington H Soul Pattinson & Co., Ltd.	(3,785,981)
		(12,413,711)
	INDUSTRIAL — (1.8)%
(103,340)	908 Devices, Inc.*	(1,834,285)
(13,663)	Boeing Co.*	(2,033,601)
(67,981)	Cellnex Telecom S.A.[3]	(3,168,657)
(41,300)	Fujitsu General Ltd.	(734,070)
(31,126)	Safran S.A.	(3,342,927)
(36,472)	Stoneridge, Inc.*	(718,863)
		(11,832,403)
	TECHNOLOGY — (2.5)%
(48,306)	AVEVA Group PLC	(1,298,212)
(10,866)	Azenta, Inc.	(814,515)
(12,340)	Bechtle A.G.	(570,235)

16

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(119,366)	BigCommerce Holdings, Inc.*	$(2,133,070)
(176,800)	Lightspeed Commerce, Inc.*	(3,951,061)
(65,428)	Megaport Ltd.*	(388,708)
(29,890)	PAR Technology Corp.*	(987,566)
(90,238)	Phreesia, Inc.*	(2,064,646)
(42,472)	SkyWater Technology, Inc.*	(259,929)
(18,359)	Twilio, Inc. - Class A*	(2,052,903)
(195,805)	Vuzix Corp.*	(1,012,312)
(15,653)	Xero Ltd.*	(1,032,213)
		(16,565,370)
	TOTAL COMMON STOCKS
	(Proceeds $230,313,390)	(156,414,617)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $230,313,390)	$(156,414,617)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $395,732,324, which represents 60.27% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $15,895,877, which represents 2.42% of total net assets of the Fund.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2022 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	59.0%
Japan	6.8%
Canada	5.6%
United Kingdom	4.2%
Australia	2.7%
Switzerland	2.4%
Denmark	2.0%
France	2.0%
Norway	1.6%
Hong Kong	1.4%
Spain	1.3%
Germany	1.3%
Finland	0.8%
Portugal	0.6%
Jordan	0.5%
Israel	0.5%
Bermuda	0.4%
Italy	0.2%
Singapore	0.2%
Sweden	0.2%
Belgium	0.2%
Netherlands	0.0%
Luxembourg	0.0%
Russia	0.0%
Total Common Stocks	93.9%
Short-Term Investments	9.6%
Total Investments	103.5%
Liabilities in Excess of Other Assets	(3.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2022 (Unaudited)

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Assets:
Investments, at cost	$8,116,602	$698,761,964
Foreign currency, at cost	-	425,230
Investments, at value	$7,827,028	$679,642,995
Foreign currency, at value	-	424,362
Cash	15	75,000,000
Cash deposited with brokers for securities sold short	1,211,364	56,556,989
Receivables:
Fund shares sold	-	755,437
Dividends and interest	2,462	2,009,727
Due from Advisor	12,910	-
Due from Custodian	-	46
Prepaid expenses	22,264	24,732
Total assets	9,076,043	814,414,288

Liabilities:
Securities sold short, proceeds	$2,531,276	$230,313,390
Securities sold short, at value	$1,866,708	$156,414,617
Payables:
Fund shares redeemed	-	106,023
Advisory fees	-	661,516
Shareholder servicing fees (Note 7)	2,830	30,147
Distribution fees (Note 6)	593	1,943
Fund accounting and administration fees	11,946	54,554
Transfer agent fees and expenses	7,679	26,498
Custody fees	4,105	22,449
Auditing fees	10,169	10,424
Trustees' deferred compensation (Note 3)	7,784	11,528
Dividends and interest on securities sold short	2,571	430,133
Chief Compliance Officer fees	1,288	1,163
Trustees' fees and expenses	328	651
Shareholder reporting fees	187	756
Accrued other expenses	2,864	416
Total liabilities	1,919,052	157,772,818
Net Assets	$7,156,991	$656,641,470

See accompanying Notes to Financial Statements.

19

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2022 (Unaudited)

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$6,334,197	$615,980,888
Total distributable earnings	822,794	40,660,582
Net Assets	$7,156,991	$656,641,470

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$2,991,738	$8,543,159
Shares of beneficial interest issued and outstanding	342,254	718,793
Redemption price per share	$8.74	$11.89

Class I Shares:
Net assets applicable to shares outstanding	$4,165,253	$157,823,618
Shares of beneficial interest issued and outstanding	466,381	13,100,395
Redemption price per share	$8.93	$12.05

Class Y Shares:
Net assets applicable to shares outstanding[1]	$-	$490,274,693
Shares of beneficial interest issued and outstanding	-	40,537,063
Redemption price per share	$-	$12.09

[1]	Domestic Long/Short Equity Fund's Class Y shares were liquidated on October 29, 2021.

See accompanying Notes to Financial Statements.

20

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $436,104, respectively)	$14,340	$6,259,862
Interest	68	3,536
Total investment income	14,408	6,263,398

Expenses:
Advisory fees	35,510	4,157,155
Shareholder servicing fees - Class I (Note 7)	1,790	65,225
Shareholder servicing fees - Investor Class (Note 7)	1,865	6,951
Distribution fees (Note 6)	3,109	11,586
Fund accounting and administration fees	44,059	257,994
Transfer agent fees and expenses	18,015	75,404
Custody fees	11,626	101,115
Registration fees	23,396	30,768
Interest expense	17,437	1,679,519
Auditing fees	10,419	10,417
Chief Compliance Officer fees	8,832	8,132
Shareholder reporting fees	6,400	44,623
Legal fees	4,711	13,275
Trustees' fees and expenses	3,365	5,856
Miscellaneous	2,978	5,961
Dividends on securities sold short	1,443	276,771
Insurance fees	1,153	1,844
Total expenses	196,108	6,752,596
Advisory fees waived	(35,510)	(89,786)
Other expenses absorbed	(90,081)	-
Net expenses	70,517	6,662,810
Net investment loss	(56,109)	(399,412)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	356,604	(36,278,754)
Securities sold short	428,898	28,131,537
Foreign currency transactions	-	86,818
Net realized gain (loss)	785,502	(8,060,399)
Net change in unrealized appreciation/depreciation on:
Investments	(784,648)	(52,445,802)
Securities sold short	605,848	72,688,198
Foreign currency translations	-	(114,971)
Net change in unrealized appreciation/depreciation	$(178,800)	$20,127,425
Net realized and unrealized gain	606,702	12,067,026

Net Increase in Net Assets from Operations	$550,593	$11,667,614

See accompanying Notes to Financial Statements.

21

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(56,109)	$(143,046)
Net realized gain on investments and securities sold short	785,502	2,048,790
Net change in unrealized appreciation/depreciation on investments and securities sold short	(178,800)	(555,933)
Net increase in net assets resulting from operations	550,593	1,349,811
Distributions to Shareholders:
Investor Class	(714,276)	(109,018)
Class I	(1,148,448)	(328,976)
Class Y1	-	(215,019)
Total distributions to shareholders	(1,862,724)	(653,013)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	919,814	235,642
Class I	1,170,780	1,122,840
Reinvestment of distributions:
Investor Class	653,525	102,168
Class I	1,122,700	320,950
Class Y1	-	36,048
Cost of shares redeemed:
Investor Class	(411,485)	(772,668)
Class I	(3,647,900)	(3,583,859)
Class Y1	-	(5,575,667)
Net decrease in net assets from capital transactions	(192,566)	(8,114,546)

Total decrease in net assets	(1,504,697)	(7,417,748)

Net Assets:
Beginning of period	8,661,688	16,079,436
End of period	$7,156,991	$8,661,688

Capital Share Transactions:
Shares sold:
Investor Class	103,296	22,760
Class I	128,882	102,261
Shares reinvested:
Investor Class	79,119	10,268
Class I	133,179	31,904
Class Y1	-	3,569

See accompanying Notes to Financial Statements.

22

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Shares redeemed:
Investor Class	(49,008)	(74,534)
Class I	(349,096)	(344,174)
Class Y1	-	(504,588)
Net increase (decrease) in capital share transactions	46,372	(752,534)

[1]	Class Y shares were liquidated on October 29, 2021.

See accompanying Notes to Financial Statements.

23

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(399,412)	$(3,961,807)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(8,060,399)	73,155,660
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	20,127,425	(15,653,933)
Net increase in net assets resulting from operations	11,667,614	53,539,920
Distributions to Shareholders:
Investor Class	(287,566)	-
Class I	(5,038,971)	-
Class Y	(14,471,576)	-
Total distributions to shareholders	(19,798,113)	-
Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,404,256	3,032,068
Class I	19,003,952	45,304,346
Class Y	38,488,118	72,699,567
Reinvestment of distributions:
Investor Class	277,776	-
Class I	4,477,032	-
Class Y	11,038,477	-
Cost of shares redeemed:
Investor Class	(2,608,414)	(6,323,178)
Class I	(34,317,180)	(93,092,933)
Class Y	(57,472,283)	(87,526,230)
Net decrease in net assets from capital transactions	(19,708,266)	(65,906,360)

Total decrease in net assets	(27,838,765)	(12,366,440)

Net Assets:
Beginning of period	684,480,235	696,846,675
End of period	$656,641,470	$684,480,235

Capital Share Transactions:
Shares sold:
Investor Class	115,824	269,994
Class I	1,545,117	3,913,510
Class Y	3,113,308	6,261,471

See accompanying Notes to Financial Statements.

24

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Shares reinvested:
Investor Class	23,303	-
Class I	370,922	-
Class Y	911,518	-
Shares redeemed:
Investor Class	(215,573)	(541,969)
Class I	(2,792,657)	(8,030,077)
Class Y	(4,676,403)	(7,444,515)
Net decrease in capital share transactions	(1,604,641)	(5,571,586)

See accompanying Notes to Financial Statements.

25

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2022 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$550,593
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(12,981,722)
Sales of long-term investments	14,355,230
Proceeds from securities sold short	4,540,805
Cover short securities	(4,172,806)
Sales of short-term investments, net	1,576,218
Decrease in investment securities sold receivable	3,461,316
Increase in due from advisor receivable	(1,973)
Decrease in interest and dividends receivables	4,855
Increase in prepaid expenses	(5,728)
Decrease in investment securities purchased payable	(1,132,537)
Decrease in interest and dividends on securities sold short	(1,962)
Decrease in accrued expenses	(15,835)
Net realized gain	(789,254)
Net change in unrealized appreciation/depreciation	178,800
Net cash provided by operating activities	5,566,000

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	2,090,594
Cost of shares redeemed	(7,264,231)
Dividends paid to shareholders, net of reinvestments	(86,499)
Net cash used for financing activities	(5,260,136)

Net increase in cash	305,864

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	905,515
Total beginning cash and cash equivalents	905,515

Ending cash balance	15
Ending cash held at brokers	1,211,364
Total ending cash and cash equivalents	$1,211,379
Supplemental disclosure of interest expense paid	$19,399

Non cash financing activities not included herein consist of $1,776,225 of reinvested dividends.

See accompanying Notes to Financial Statements.

26

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2022 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$11,667,614
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,574,798,876)
Sales of long-term investments	1,576,110,171
Proceeds from securities sold short	414,783,006
Cover short securities	(375,615,191)
Sales of short-term investments, net	45,325,081
Increase in foreign currency	(256,555)
Increase in interest and dividends receivables	(625,385)
Decrease in prepaid expenses	2,703
Decrease in other assets	1,157,107
Decrease in advisory fees payable	(50,125)
Decrease in interest and dividends on securities sold short	(12,444)
Decrease in accrued expenses	(100,032)
Net realized loss	8,287,212
Net change in unrealized appreciation/depreciation	(20,242,396)
Net cash provided by operating activities	85,631,890

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	58,302,723
Cost of shares redeemed	(97,486,317)
Dividends paid to shareholders, net of reinvestments	(4,004,828)
Net cash used for financing activities	(43,188,422)

Net increase in cash	42,443,468

Cash and cash equivalents:
Beginning cash balance	75,000,000
Beginning cash held at brokers	14,113,521
Total beginning cash and cash equivalents	89,113,521

Ending cash balance	75,000,000
Ending cash held at brokers	56,556,989
Total ending cash and cash equivalents	$131,556,989
Supplemental disclosure of interest expense paid	$1,659,902

Non cash financing activities not included herein consist of $15,793,285 of reinvested dividends.

See accompanying Notes to Financial Statements.

27

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.25	$10.51	$10.56	$10.96	$10.91	$9.90
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.14)	(0.11)	(0.03)	(0.12)	(0.05)
Net realized and unrealized gain	1.00	1.32	0.46	0.40	0.43	1.16
Total from investment operations	0.91	1.18	0.35	0.37	0.31	1.11
Less Distributions:
From net investment income	-	-	-	-	-	(0.02)
From net realized gain	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)
Total distributions	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)	(0.10)
Net asset value, end of period	$8.74	$11.25	$10.51	$10.56	$10.96	$10.91
Total return[2]	9.86%[3]	11.75%	3.43%	3.88%	2.87%	11.26%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,992	$2,349	$2,631	$656	$691	$398
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	6.27%[5]	4.80%	3.27%	3.06%	3.38%	3.03%
After fees waived and expenses absorbed[4]	2.38%[5]	2.97%	2.69%	2.83%	3.02%	2.42%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.82)%[5]	(3.19)%	(1.65)%	(0.49)%	(1.44)%	(1.05)%
After fees waived and expenses absorbed	(1.93)%[5]	(1.36)%	(1.07)%	(0.26)%	(1.08)%	(0.44)%
Portfolio turnover rate	211%[3]	479%	538%	332%	262%	263%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.59% for the six months ended April 30, 2022. For the prior periods ended October 31, 2021, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 1.18%, 0.90%, 1.04%, 1.23%, and 0.63%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

28

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.41	$10.62	$10.65	$11.02	$10.94	$9.90
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.11)	(0.08)	- [2]	(0.09)	(0.02)
Net realized and unrealized gain	1.02	1.34	0.46	0.40	0.43	1.17
Total from investment operations	0.94	1.23	0.38	0.40	0.34	1.15

Less Distributions:
From net investment income	-	-	(0.01)	-	-	(0.03)
From net realized gain	(3.42)	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)
Total distributions	(3.42)	(0.44)	(0.41)	(0.77)	(0.26)	(0.11)
Net asset value, end of period	$8.93	$11.41	$10.62	$10.65	$11.02	$10.94

Total return[3]	10.02%[4]	12.11%	3.71%	4.15%	3.14%	11.72%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,165	$6,313	$8,108	$13,658	$9,261	$3,436
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	5.96%[6]	4.49%	2.99%	2.77%	3.06%	2.76%
After fees waived and expenses absorbed[5]	2.07%[6]	2.66%	2.41%	2.54%	2.70%	2.15%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.51)%[6]	(2.88)%	(1.37)%	(0.20)%	(1.12)%	(0.78)%
After fees waived and expenses absorbed	(1.62)%[6]	(1.05)%	(0.79)%	0.03%	(0.76)%	(0.17)%
Portfolio turnover rate	211%[4]	479%	538%	332%	262%	263%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.59% for the six months ended April 30, 2022. For the prior periods ended October 31, 2021, 2020, 2019, October 31, 2018, and October 31, 2017, the ratios would have been lowered by 1.18%, 0.90%, 1.04%, 1.23%, and 0.63%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

29

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.06	$11.21	$10.98	$11.32	$12.15	$10.76
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.11)	(0.09)	0.01	(0.05)	0.03
Net realized and unrealized gain (loss)	0.23	0.96	0.32	(0.02)	-	1.39
Total from investment operations	0.20	0.85	0.23	(0.01)	(0.05)	1.42

Less Distributions:
From net investment income	-	-	-	-	(0.02)	(0.03)
From net realized gain	(0.37)	-	-	(0.33)	(0.76)	-
Total distributions	(0.37)	-	-	(0.33)	(0.78)	(0.03)
Net asset value, end of period	$11.89	$12.06	$11.21	$10.98	$11.32	$12.15

Total return[2]	1.63%[3]	7.58%	2.09%	0.06%	(0.55)%	13.26%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,543	$9,593	$11,967	$29,320	$70,194	$82,319
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.41%[6]	2.77%	2.72%	2.74%	2.68%	2.50%
After fees waived and expenses absorbed/recovered[4,5]	2.38%[6]	2.75%	2.67%	2.71%	2.63%	2.51%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.52)%[6]	(0.98)%	(0.91)%	0.03%	(0.48)%	0.32%
After fees waived and expenses absorbed/recovered	(0.49)%[6]	(0.96)%	(0.86)%	0.06%	(0.43)%	0.31%
Portfolio turnover rate	235%[3]	437%	403%	220%	197%	237%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.59% for the six months ended April 30, 2022. For the prior periods ended October 31, 2021, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.96%, 0.88%, 0.92%, 0.85%, and 0.61%, respectively.

See accompanying Notes to Financial Statements.

30

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Investor Class

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

31

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.20	$11.30	$11.07	$11.37	$12.20	$10.82
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.07)	(0.06)	0.04	(0.02)	0.07
Net realized and unrealized gain (loss)	0.23	0.97	0.32	(0.01)	-	1.39
Total from investment operations	0.22	0.90	0.26	0.03	(0.02)	1.46

Less Distributions:
From net investment income	-	-	(0.03)	-	(0.05)	(0.08)
From net realized gain	(0.37)	-	-	(0.33)	(0.76)	-
Total distributions	(0.37)	-	(0.03)	(0.33)	(0.81)	(0.08)
Net asset value, end of period	$12.05	$12.20	$11.30	$11.07	$11.37	$12.20

Total return[2]	1.78%[3]	7.96%	2.38%	0.42%	(0.25)%	13.54%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$157,824	$170,553	$204,510	$332,247	$536,076	$430,610
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.09%[6]	2.41%	2.41%	2.42%	2.40%	2.21%
After fees waived and expenses absorbed/recovered[4,5]	2.06%[6]	2.39%	2.36%	2.39%	2.35%	2.22%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.20)%[6]	(0.62)%	(0.60)%	0.35%	(0.20)%	0.60%
After fees waived and expenses absorbed/recovered	(0.17)%[6]	(0.60)%	(0.55)%	0.38%	(0.15)%	0.59%
Portfolio turnover rate	235%[3]	437%	403%	220%	197%	237%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.59% for the six months ended April 30, 2022. For the prior periods ended October 31, 2021, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.96%, 0.88%, 0.92%, 0.85%, and 0.61%, respectively.

See accompanying Notes to Financial Statements.

32

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

33

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.24	$11.34	$11.10	$11.39	$12.23	$10.84
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.07)	(0.05)	0.05	-	0.08
Net realized and unrealized gain (loss)	0.23	0.97	0.33	(0.01)	(0.01)	1.40
Total from investment operations	0.22	0.90	0.28	0.04	(0.01)	1.48

Less Distributions:
From net investment income	-	-	(0.04)	-	(0.07)	(0.09)
From net realized gain	(0.37)	-	-	(0.33)	(0.76)	-
Total distributions	(0.37)	-	(0.04)	(0.33)	(0.83)	(0.09)
Net asset value, end of period	$12.09	$12.24	$11.34	$11.10	$11.39	$12.23

Total return[2]	1.77%[3]	7.94%	2.54%	0.51%	(0.21)%	13.71%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$490,275	$504,335	$480,370	$510,403	$145,591	$38,730
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.01%[6]	2.37%	2.32%	2.34%	2.29%	2.10%
After fees waived and expenses absorbed/recovered[4,5]	1.98%[6]	2.35%	2.27%	2.31%	2.24%	2.11%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.12)%[6]	(0.58)%	(0.51)%	0.43%	(0.09)%	0.71%
After fees waived and expenses absorbed/recovered	(0.09)%[6]	(0.56)%	(0.46)%	0.46%	(0.04)%	0.70%
Portfolio turnover rate	235%[3]	437%	403%	220%	197%	237%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.59% for the six months ended April 30, 2022. For the prior periods ended October 31, 2021, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.96%, 0.88%, 0.92%, 0.85%, and 0.61%, respectively.

See accompanying Notes to Financial Statements.

34

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class Y

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

35

361 Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (Unaudited)

Note 1 – Organization

361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”) and 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Domestic Long/Short Equity Fund and Global Long/Short Equity Fund are diversified Funds.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. As a secondary objective, the Domestic Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y. The Fund’s Class Y shares are not currently available for purchase.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

36

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

37

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

The Funds have an agreement with SG Americas Securities, LLC for the purpose of purchasing or borrowing securities on margin. The Funds are charged interest on debit margin balances at a rate equal to Federal funds rate plus 65 basis points and the interest rate for debit cash balances is Federal funds rate plus 75 basis points. For balances denominated in foreign currencies, the rate charged is reference rate of each respective country plus 130 basis points. For the six months ended April 30, 2022, the short sales transactions are as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 4/30/2022	Investments sold short at 4/30/2022	Interest Expense*
Domestic Long/Short Equity Fund	$1,225,381	0.88%	$2,944,745	$655,344	$1,866,708	$17,437
Global Long/Short Equity Fund	145,131,664	1.20%	207,503,469	101,031,958	156,414,617	1,679,519

*Includes interest expense on investments sold short and margin interest expense/rebate.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

38

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2022, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2022, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2022 and during the open tax years ended October 31, 2019 through 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

39

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Hamilton Lane Advisors, L.L.C. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below. The Advisor engages Allspring Global Investments, LLC (formerly, Wells Capital Management, Inc.), (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fees and shareholder service fees) in order to limit total annual operating expenses of each fund set forth in table below. This agreement is in effect until March 31, 2023 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fees and the expense cap by Fund:

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
Domestic Long/Short Equity Fund	1.10%	1.39%
Global Long/Short Equity Fund	1.25%	1.39%

†The investment advisory fees and total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2022, the Advisor waived fees and absorbed other expenses as follows:

Advisory fees waived and other expenses absorbed
Domestic Long/Short Equity Fund	$125,591
Global Long/Short Equity Fund	$89,786

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In addition, the Advisor is permitted to seek reimbursement of fees or payments made by 361 Capital, LLC, (the “Prior Advisor”) to the Funds prior to the Advisor acquiring the assets of Prior Advisor on April 1, 2021.

40

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

At April 30, 2022, the amount of these potentially recoverable expenses was $630,766 and $862,809 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than October 31, of the years stated below:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
2022	$101,935	$211,030
2023	161,328	407,583
2024	241,912	154,410
2025	125,591	89,786
Total	$630,766	$862,809

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2022 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2022, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the for the six months ended April 30, 2022 are reported on the Statements of Operations.

41

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

Note 4 – Federal Income Taxes

As of April 30, 2022, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Cost of investments	$5,635,883	$473,910,792

Gross unrealized appreciation	$943,172	$101,573,711
Gross unrealized depreciation	(618,735)	(52,256,125)
Net unrealized appreciation on investments	$324,437	$49,317,586

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to wash sale loss deferrals.

As of October 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Undistributed ordinary income	$982,521	$-
Undistributed long-term capital gains	656,564	19,794,828
Tax accumulated earnings	1,639,085	19,794,828

Accumulated capital and other losses	-	(40,277)
Unrealized appreciation on investments	503,237	29,052,621
Unrealized depreciation on foreign currency and futures contracts	-	(5,320)
Unrealized deferred compensation	(7,397)	(10,771)
Total accumulated earnings	$2,134,925	$48,791,081

The tax character of the distributions paid during the fiscal years ended October 31, 2021 and October 31, 2020 were as follows:

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$-	$62,811	$-	$2,790,524
Net long-term capital gains	653,013	1,302,832	-	-
Total distributions paid	$653,013	$1,365,643	$-	$2,790,524

42

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

As of October 31, 2021, the following funds had qualified late-year ordinary losses, which are deferred until fiscal year 2022 for tax purposes.

Fund	Late-Year Ordinary Losses
Domestic Long/Short Equity Fund	$-
Global Long/Short Equity Fund	40,277

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Investment Transactions

For the year ended April 30, 2022, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Domestic Long/Short Equity Fund	$12,981,722	$14,355,230	$4,540,805	$4,172,806
Global Long/Short Equity Fund	1,574,798,876	1,567,110,171	414,783,006	375,615,191

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the six months ended April 30, 2022, distribution fees incurred are disclosed on the Statements of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended April 30, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

43

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2022, in valuing the Funds’ assets carried at fair value:

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks[1]	$6,723,244	$-	$-	$6,723,244
Short-Term Investments	1,103,784	-	-	1,103,784
Total Assets	$7,827,028	$-	$-	$7,827,028

Liabilities
Securities Sold Short
Common Stocks[1]	$1,866,708	$-	$-	$1,866,708
Rights[2]	-	-	0	0
Total Liabilities	$1,866,708	$-	$0	$1,866,708

44

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

Global Long/Short Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Basic Materials	$28,945,554	$28,157,543	$-	$57,103,097
Communications	50,357,658	3,730,312	-	54,087,970
Consumer, Cyclical	30,722,917	28,479,803	-	59,202,720
Consumer, Non-cyclical	174,918,499	43,031,872	-	217,950,371
Energy[2]	38,364,965	23,954,248	0	62,319,213
Financial	16,413,256	22,291,992	-	38,705,248
Industrial	37,338,065	9,300,905	-	46,638,970
Technology	53,874,794	408,578	-	54,283,372
Utilities	6,711,638	19,913,162	-	26,624,800
Short-Term Investments	62,727,234	-	-	62,727,234
Total Assets	$500,374,580	$179,268,415	$-	$679,642,995

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$1,640,226	$1,789,299	$-	$3,429,525
Communications	14,012,043	6,046,049	-	20,058,092
Consumer, Cyclical	16,814,606	11,373,187	-	28,187,793
Consumer, Non-cyclical	25,470,081	16,014,068	-	41,484,149
Energy	18,719,994	3,723,580	-	22,443,574
Financial	5,131,134	7,282,577	-	12,413,711
Industrial	4,586,749	7,245,654	-	11,832,403
Technology	13,276,002	3,289,368	-	16,565,370
Total Liabilities	$99,650,835	$56,763,782	$-	$156,414,617

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	The Fund held a Level 3 security valued at zero at period end.
*	The Fund did not hold any Level 2 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Beginning balance October 31, 2021	$-	$-
Transfers into Level 3 during the period	-	0
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	-
Net purchases	0	-
Return of Capital	-	-
Net sales	-	-
Balance as of April 30, 2022	$0	$0

45

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

The following tables present additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2022:

361 Domestic Long/Short Equity Fund
Asset Class	Fair Value at 4/30/2022	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Right	$0	Market Approach	Discount for lack of marketability	$0	N/A	Increase

361 Global Long/Short Equity Fund
Asset Class	Fair Value at 4/30/2022	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$0	Market Approach	Liquidity Discount	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

46

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

Note 11 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

47

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2022 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

48

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 8-9, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

361 Domestic Long/Short Equity Fund

361 Global Long/Short Equity Fund

The Board has appointed Hamilton Lane Advisors, L.L.C., the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program1. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

49

361 Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$1,098.60	$12.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.02	11.85
Class I	Actual Performance	1,000.00	1,100.20	10.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.55	10.32

*	Expenses are equal to the Fund’s annualized expense ratio of 2.38%, and 2.07% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

50

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2022 (Unaudited)

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/21	4/30/22	11/1/21 – 4/30/22
Investor Class	Actual Performance	$1,000.00	$1,016.30	$11.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.00	11.87
Class I	Actual Performance	1,000.00	1,017.80	10.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.59	10.28
Class Y	Actual Performance	1,000.00	1,017.70	9.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.98	9.88

*	Expenses are equal to the Fund’s annualized expense ratio of 2.38%, 2.06% and 1.98% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

51

361 Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Hamilton Lane Advisors, L.L.C.

Seven Tower Bridge

110 Washington St., Suite 1300

Conshohocken, Pennsylvania 19428

Sub-Advisor

Allspring Global Investments, LLC

525 Market St.

San Francisco, California 94105

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361capital.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 736-1227 (888-7361CAP).

361 Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/08/2022